Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Schedule of Accounts Receivable
Accounts receivable consists of the following (in millions):

	As of December 31,
	2016	2015
Current:
Patient accounts receivable, net of allowance for doubtful accounts of $53.9 million in 2016; $39.3 million in 2015	$432.0	$403.3
Other accounts receivable	11.8	7.2
	443.8	410.5
Noncurrent patient accounts receivable, net of allowance for doubtful accounts of $49.5 million in 2016; $32.3 million in 2015	125.9	96.6
Accounts receivable, net	$569.7	$507.1

Schedule of Activity Related to Allowance for Doubtful Accounts
The following is the activity related to our allowance for doubtful accounts (in millions):

For the Year Ended December 31,	Balance at Beginning of Period	Additions and Charges to Expense	Deductions and Accounts Written Off	Balance at End of Period
2016	$71.6	$61.2	$(29.4)	$103.4
2015	$43.0	$47.2	$(18.6)	$71.6
2014	$33.1	$31.6	$(21.7)	$43.0